Label	Element	Value
Initial & Service Class Prospectus | MainStay VP MacKay Small Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay VP MacKay Small Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 257% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	257.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell 2000® Index, and invests primarily in common stocks of U.S. companies. As of February 28, 2020, companies in the Russell 2000® Index had market capitalizations ranging from $11 million to $9.1 billion.

Investment Process: MacKay Shields LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. The Subadvisor uses a quantitative model that is designed to evaluate individual issuers and securities across multiple criteria, including valuation, momentum and market sentiment. The Subadvisor also conducts a qualitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. The Subadvisor evaluates the quantitative model and, from time to time, the Subadvisor may adjust the metrics and data underlying its quantitative analysis or model for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions. Using an objective, disciplined and broadly-applied process, the Subadvisor selects securities that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s investments over securities issued by a large number of companies.

The Subadvisor may sell a security if, among other reasons, it believes the security will no longer contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell 2000® Index, and invests primarily in common stocks of U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below.

Market Risk: The value of the Portfolio’s investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Portfolio shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective, including during periods in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. Investments selected using quantitative methods or based on models that analyze information and data (“quantitative tools”) may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Small-Cap and Mid-Cap Stock Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of small-capitalization and mid-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than those of other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Portfolio.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over time. The average annual total returns table shows how the Portfolio’s average annual total returns compare to those of a broad-based securities market index. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 2000® Index as its primary benchmark. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Initial Class Shares (by calendar year 2017-2019)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
1Q/19	12.17%
Worst Quarter
4Q/18	-21.97%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Initial & Service Class Prospectus | MainStay VP MacKay Small Cap Core Portfolio | Russell 2000® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.52%
Since Inception	rr_AverageAnnualReturnSinceInception	12.50%
Initial & Service Class Prospectus | MainStay VP MacKay Small Cap Core Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Portfolio Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,039
Annual Return 2017	rr_AnnualReturn2017	13.93%
Annual Return 2018	rr_AnnualReturn2018	(0.92%)
Annual Return 2019	rr_AnnualReturn2019	17.82%
Label	rr_AverageAnnualReturnLabel	Initial Class
1 Year	rr_AverageAnnualReturnYear01	17.82%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016
Initial & Service Class Prospectus | MainStay VP MacKay Small Cap Core Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Portfolio Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,330
Label	rr_AverageAnnualReturnLabel	Service Class
1 Year	rr_AverageAnnualReturnYear01	17.53%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016

[1]	The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.74% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Service Class shares. This agreement will remain in effect until May 1, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.